Debt (Details) - Schedule of Debt - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt (Details) - Schedule of Debt [Line Items]
Notes Payable		$ 738,432	$ 1,196,366
Total notes payable		1,198,838	1,656,772
Less: Discount		(150,000)	(756,795)
Notes payable - net of discount		1,048,838	899,977
Current Portion, net of discount		1,048,838	899,977
Long-term portion, net of discount		0	0
PPP Loan [Member]
Debt (Details) - Schedule of Debt [Line Items]
Notes Payable		460,406	$ 460,406
Notes payable - net of discount	$ 460,406	$ 460,406